ACQUISITIONS AND DISPOSITIONS (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended			3 Months Ended	6 Months Ended	12 Months Ended	3 Months Ended			12 Months Ended	1 Months Ended	12 Months Ended		1 Months Ended		3 Months Ended		12 Months Ended		3 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 Cleantec	Jun. 30, 2012 Cleantec	Dec. 31, 2010 Cleantec	Mar. 31, 2012 Esoform	Mar. 31, 2012 InsetCenter	Jun. 30, 2012 Econ Industria e Comercio de Produtos de Higiene e Lipeza Ltda	Dec. 31, 2012 Quimiproductos S.A. de C.V.	Dec. 31, 2012 Champion	Dec. 31, 2012 Champion	Dec. 31, 2012 Champion Maximum	Dec. 31, 2012 Champion Pending business acquisition	Mar. 31, 2011 U.S. Cleaning and Sanitizing O.R. Solutions, Inc.	Sep. 30, 2012 U.S. Cleaning and Sanitizing O.R. Solutions, Inc.	Mar. 31, 2011 U.S. Cleaning and Sanitizing O.R. Solutions, Inc.	Dec. 31, 2012 U.S. Cleaning and Sanitizing O.R. Solutions, Inc.	Dec. 31, 2011 U.S. Cleaning and Sanitizing O.R. Solutions, Inc.	Sep. 30, 2010 U.S. Cleaning and Sanitizing Dober laundry division	Mar. 31, 2011 Int'l Cleaning, Sanitizing & Other Services Cleantec
Components of the aggregate purchase prices of the acquisitions and investment in affiliates:
Net tangible assets acquired (liabilities assumed)	$ (1.0)	$ 58.6	$ 17.4
Identifiable intangible assets
Customer relationships	8.4	145.5	11.3
Patents	2.8	0.3
Trademarks	0.5	11.2	0.7
Other technology	0.3	8.4	5.7
Total intangible assets	12.0	165.4	17.7
Goodwill	23.3	94.3	8.3
Total aggregate purchase price	34.3	318.3	43.4			43.0									260.0
Contingent consideration	(2.6)	(5.0)
Liability for indemnification	16.0	(28.1)			2.0													13.0	26.0
Net cash paid for acquisitions	47.7	285.2	43.4
Payment of the escrow balance to the seller				2												13
Weighted average useful lives of identifiable intangible assets acquired	13 years	13 years	13 years
Estimated annual sales pre-acquisition							12	6	9	43		1,400					55			37	55
Total consideration transferred														2,200.0
Percentage of consideration paid in cash														75.00%
Percentage of consideration paid in stock														25.00%
Additional amount of cash required to be paid													100
Additional amount of cash required to be paid as a percentage of incremental federal tax on merger consideration											50.00%	50.00%
Proceeds from public offering of debt securities expected to be used to finance the transaction											$ 500